Subsidiary Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable [Line Items]
Current financial liabilities	$ 3,916	$ 26,455
Loans
Notes Payable [Line Items]
Current financial liabilities	1,330	1,330
Subsidiary Convertible Notes
Notes Payable [Line Items]
Current financial liabilities	$ 2,586	$ 25,125	$ 125